Schedule of Investments (unaudited) December 31, 2020	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 6.3%
Arthur J Gallagher & Co.	21,097	$2,609,910
Brown & Brown Inc.	25,861	1,226,070
eHealth Inc.(a)(b)	2,841	200,603

		4,036,583

Life & Health Insurance — 25.2%
Aflac Inc.	63,188	2,809,970
American Equity Investment Life Holding Co.	10,034	277,541
Athene Holding Ltd., Class A(a)	13,651	588,904
Brighthouse Financial Inc.(a)	9,823	355,642
CNO Financial Group Inc.	15,245	338,896
FBL Financial Group Inc., Class A	1,076	56,501
Genworth Financial Inc., Class A(a)	55,503	209,801
Globe Life Inc.	10,562	1,002,968
Lincoln National Corp.	19,927	1,002,527
MetLife Inc.	81,574	3,829,899
National Western Life Group Inc., Class A	251	51,816
Primerica Inc.	4,311	577,372
Principal Financial Group Inc.	28,025	1,390,320
Prudential Financial Inc.	35,535	2,774,218
Trupanion Inc.(a)	3,590	429,759
Unum Group	22,339	512,457

		16,208,591

Multi-line Insurance — 11.8%
American Financial Group Inc./OH	7,716	676,076
American International Group Inc.	91,872	3,478,274
American National Group Inc.	1,004	96,504
Assurant Inc.	6,508	886,520
Hartford Financial Services Group Inc. (The)	39,308	1,925,306
Horace Mann Educators Corp.	4,516	189,853
National General Holdings Corp.	7,301	249,548
Watford Holdings Ltd.(a)	2,188	75,705

		7,577,786

Other Diversified Financial Services — 1.3%
Voya Financial Inc.	13,850	814,519

Property & Casualty Insurance — 54.1%
Allstate Corp. (The)	32,427	3,564,700
Ambac Financial Group Inc.(a)	5,037	77,469
AMERISAFE Inc.	2,124	121,981
Arch Capital Group Ltd.(a)	44,536	1,606,414
Argo Group International Holdings Ltd.	3,805	166,278
Assured Guaranty Ltd.	8,804	277,238
Axis Capital Holdings Ltd.	8,790	442,928
Chubb Ltd.	48,134	7,408,785
Cincinnati Financial Corp.	16,413	1,434,004
CNA Financial Corp.	2,977	115,984
Employers Holdings Inc.	3,165	101,881
Erie Indemnity Co., Class A, NVS	2,736	671,962
First American Financial Corp.	12,246	632,261

Security	Shares	Value

Property & Casualty Insurance (continued)
Hanover Insurance Group Inc. (The)	4,086	$477,735
James River Group Holdings Ltd.	3,339	164,112
Kemper Corp.	6,744	518,142
Kinsale Capital Group Inc.	2,339	468,104
Lemonade Inc.(a)(b)	1,366	167,335
Loews Corp.	25,628	1,153,773
Markel Corp.(a)	1,512	1,562,350
MBIA Inc.(a)	5,273	34,696
Mercury General Corp.	2,915	152,192
Old Republic International Corp.	31,017	611,345
Palomar Holdings Inc.(a)(b)	2,381	211,528
ProAssurance Corp.	5,877	104,552
Progressive Corp. (The)	62,449	6,174,957
RLI Corp.	4,349	452,948
Safety Insurance Group Inc.	1,543	120,200
Selective Insurance Group Inc.	6,566	439,791
State Auto Financial Corp.	1,951	34,611
Travelers Companies Inc. (The)	27,014	3,791,955
United Fire Group Inc.	2,373	59,562
Universal Insurance Holdings Inc.	3,106	46,932
White Mountains Insurance Group Ltd.	341	341,225
WR Berkley Corp.	15,446	1,025,923

		34,735,853

Reinsurance — 1.5%
Alleghany Corp.	1,570	947,793

Total Common Stocks — 100.2% (Cost: $62,229,995)		64,321,125

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	586,392	586,743
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	140,000	140,000

		726,743

Total Short -Term Investments — 1.2% (Cost: $726,737)		726,743

Total Investments in Securities — 101.4% (Cost: $62,956,732)		65,047,868

Other Assets, Less Liabilities — (1.4)%		(868,884)

Net Assets — 100.0%		$64,178,984

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$724,191	$—		$(138,267	)(a)	$835	$(16)	$586,743	586,392	$7,371	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	60,000	(a)	—		—	—	140,000	140,000	106		—

						$835	$(16)	$726,743		$7,477		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Select Sector Financial E-Mini Index	1	03/19/21	$91	$2,789

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$64,321,125	$—	$—	$64,321,125
Money Market Funds	726,743	—	—	726,743

	$65,047,868	$—	$—	$65,047,868

Derivative financial instruments(a)
Assets
Futures Contracts	$2,789	$—	$—	$2,789

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

2